Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth information concerning the pay versus performance for our current named executive officers for their services in all capacities to us during 2025, 2024 and 2023.

Name and Principal Position	Year	Summary Compensation Table Total ($)	Compensation Actually Paid ($)(1)	Value of Initial Fund $100 Investment Based on TSR ($)(2)	Net Income Attributable to Ultralife ($000)
Michael E. Manna, President and Chief Executive Officer	2025	434,114	373,148	148	(5,898)
	2024	489,177	527,675	193	6,312
	2023	779,043	887,321	177	7,197
Philip A. Fain, Chief Financial Officer, Treasurer and Secretary	2025	394,145	351,980	148	(5,898)
	2024	445,987	479,910	193	6,312
	2023	653,452	775,864	177	7,197

(1)	Represents total compensation from the Summary Compensation Table with the following adjustments:

PEO Total Compensation Amount	$ 434,114	$ 489,177	$ 779,043
PEO Actually Paid Compensation Amount	$ 373,148	527,675	887,321
Adjustment To PEO Compensation, Footnote

Name and Principal Position	Year	Summary Compensation Table Total ($)	Grant date fair value of stock options granted during the year ($)	Year end fair value of stock options granted during the year that were outstanding and unvested as of year end ($)	Change in fair value from prior year end to vesting date of stock options that vested during the year ($)	Change in fair value of stock options granted in prior years that were outstanding and unvested as of year end ($)	Prior year end fair value of stock options granted in prior years that were forfeited during the year ($)	Compensation Actually Paid ($)
Michael E. Manna, President and	2025	434,114	0	0	(26,411)	(34,555)	-	373,148
Chief Executive Officer	2024	489,177	(81,652)	75,854	30,109	14,187	-	527,675
	2023	779,043	(106,004)	137,980	45,332	30,970	-	887,321
Philip A. Fain, Chief Financial	2025	394,145	0	0	(20,570)	(21,595)	-	351,980
Officer, Treasurer and Secretary	2024	445,987	(61,240)	56,890	28,870	9,402	-	479,910
	2023	653,452	(65,628)	65,842	72,644	49,554	-	775,864

(2)	Represents the value as of the end of the year indicated of $100 invested on December 31, 2022 in the Company’s common stock.

Non-PEO NEO Average Total Compensation Amount	$ 394,145	445,987	653,452
Non-PEO NEO Average Compensation Actually Paid Amount	$ 351,980	479,910	775,864
Adjustment to Non-PEO NEO Compensation Footnote

Name and Principal Position	Year	Summary Compensation Table Total ($)	Grant date fair value of stock options granted during the year ($)	Year end fair value of stock options granted during the year that were outstanding and unvested as of year end ($)	Change in fair value from prior year end to vesting date of stock options that vested during the year ($)	Change in fair value of stock options granted in prior years that were outstanding and unvested as of year end ($)	Prior year end fair value of stock options granted in prior years that were forfeited during the year ($)	Compensation Actually Paid ($)
Michael E. Manna, President and	2025	434,114	0	0	(26,411)	(34,555)	-	373,148
Chief Executive Officer	2024	489,177	(81,652)	75,854	30,109	14,187	-	527,675
	2023	779,043	(106,004)	137,980	45,332	30,970	-	887,321
Philip A. Fain, Chief Financial	2025	394,145	0	0	(20,570)	(21,595)	-	351,980
Officer, Treasurer and Secretary	2024	445,987	(61,240)	56,890	28,870	9,402	-	479,910
	2023	653,452	(65,628)	65,842	72,644	49,554	-	775,864

(2)	Represents the value as of the end of the year indicated of $100 invested on December 31, 2022 in the Company’s common stock.

Total Shareholder Return Amount	$ 148	193	177
Net Income (Loss)	(5,898,000)	6,312,000	7,197,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(81,652)	(106,004)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	75,854	137,980
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,555)	14,187	30,970
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,411)	30,109	45,332
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(61,240)	(65,628)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	56,890	65,842
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,595)	9,402	49,554
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,570)	28,870	72,644
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0